Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Income tax from continuing operations

Income tax from continuing operations for 2012 and 2011 was as follows:

	2012	2011
U.S. Federal income tax expense	$-	$(13,000)
State and local income tax expense	$-	$(1,000)
Total income tax expense	$-	$(14,000)

	2012	2011
Current income tax expense	$-	$(14,000)
Deferred income tax expense	$-	$-
Total income tax expense	$-	$(14,000)

Deferred tax assets

The tax effects of significant temporary differences representing deferred tax assets as of December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets
Deferred rent	$17,000	$19,000
Accrued vacation	16,000	15,000
Tax credit/grants	82,000	82,000
Deferred compensation	16,000	-
Net operating loss carryforward	16,852,000	15,467,000
Accrued bonus	68,000	68,000
Stock based compensation	45,000	25,000
Accrued expenses	38,000	38,000
Property and equipment	19,000	-
Warrants	3,683,000	2,813,000
Other	1,000	5,000
Total deferred tax asset	20,837,000	18,532,000

Deferred tax liabilities
Property and equipment	-	(3,000)
Change in accounting method - accrued bonus	-	(20,000)
	-	(23,000)

Valuation allowance	(20,837,000)	(18,509,000)

Net deferred tax asset	$-	$-

Reconciliation between actual tax benefits and taxes computed at the statutory Federal rate

Reconciliation between actual tax benefits and taxes computed at the statutory Federal rate of 34 percent for 2012 and 2011 are as follows:

	2012	2011
U.S. Federal income tax benefit at the statutory rate of 34%	$982,000	$(142,000)
Effect of permanent differences	4,000	(9,000)
Effect of permanent differences - Government Grant	-	4,000
Effect of permanent differences - Warrants	114,000	1,184,000
State income taxes benefit, net of federal tax benefit	99,000	251,000
Other	(1,000)	(78,000)
Change in valuation allowance	(1,198,000)	(1,224,000)
Income tax expense	$-	$(14,000)